UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 111.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$200	$203,710

		$203,710

Education — 9.0%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,748,132
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	13,696,680
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,690,635
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,427,710
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	900,128

		$31,463,285

Electric Utilities — 13.2%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$364,715
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,151,443
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,326,965
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,337,098
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,286,285
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	9,139,440
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,920,280
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	739,146
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,765,700
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,836,010

		$45,867,082

Escrowed/Prerefunded — 0.3%
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	$1,000	$1,125,430

		$1,125,430

General Obligations — 5.2%
California, 5.00%, 10/1/33	$4,035	$4,781,999
California, 6.00%, 4/1/38	5,750	6,904,715
Illinois, 5.00%, 5/1/36	3,500	3,749,060
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,625,679

		$18,061,453

Hospital — 20.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,151,353
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,167,330
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	188,202

Security	Principal Amount (000’s omitted)	Value
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	$665	$768,434
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	14,170,215
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,751,080
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,300	2,662,135
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,905,626
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,807,633
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,870,118
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,730,140
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,532,171
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,227,265
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,425	2,478,229
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,538,956
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	953,329
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	3,750	3,884,100
Sullivan County, TN, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,115	3,267,199
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	4,080,755
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,726,710
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,209,250

		$72,070,230

Housing — 3.0%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42	$20	$20,417
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	10,110	10,321,097

		$10,341,514

Industrial Development Revenue — 10.4%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,020,500
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,337,020
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	5,000	5,198,600
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,459,660
Clayton County Development Authority, GA, (Delta Air Lines), 8.75%, 6/1/29	3,420	4,275,786
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(3)	2,695	2,743,699
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	2,000,862
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	680,866
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,028,782
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,091,456
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,435,510
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	962,421

		$36,235,162

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.9%
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/30	$2,910	$3,207,897

		$3,207,897

Insured-Special Tax Revenue — 3.1%
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$301,552
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	4,225,920
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	6,252,300

		$10,779,772

Insured-Transportation — 6.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$814,469
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,253,559
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,858,520
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	6,680,100
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,608,467

		$21,215,115

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$1,410	$1,451,581

		$1,451,581

Lease Revenue/Certificates of Participation — 2.3%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,389,020
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	5,000	5,734,200

		$8,123,220

Other Revenue — 2.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$510	$594,797
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	575	679,173
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	315	372,286
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,373,250
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	4,000	4,167,520
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,442,930
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	1,005,216

		$9,635,172

Senior Living/Life Care — 6.9%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,498,056
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,657,072
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,305,840
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	521,586
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	1,031,958
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	187,138
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	401,397
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	328,737
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	302,291

Security	Principal Amount (000’s omitted)	Value
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	$1,705	$1,766,994
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	577,880
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,850,656
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	535,161
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	1,001,030
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	895,537
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	626,136
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,934,579
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	276,405
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	794,822
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,641,000

		$24,134,275

Special Tax Revenue — 0.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,800,971
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	1,020	1,133,751

		$2,934,722

Student Loan — 1.5%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$3,545	$3,770,639
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,491,616

		$5,262,255

Transportation — 16.4%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$325	$376,838
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	40,768
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,537,631
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,290,275
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,334,002
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,046,953
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,700,109
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	947,354
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,206,342
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	405,290
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	1,000	1,141,000
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,485,705
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	6,435,200
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	3,148,935
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,525,600
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	750	838,432
Route 460 Funding Corp., VA, 0.00%, 7/1/39	2,200	663,960
Route 460 Funding Corp., VA, 0.00%, 7/1/40	4,625	1,307,071
Route 460 Funding Corp., VA, 0.00%, 7/1/41	4,970	1,332,358
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	8,000	8,459,200
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,875,100

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$2,625	$3,194,599
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,802,218

		$57,094,940

Water and Sewer — 8.2%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,564,690
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,450	1,572,975
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,521,137
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,917,467
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	622,721
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,748,398
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,270,852
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	13,226,148

		$28,444,388

Total Tax-Exempt Municipal Securities — 111.3% (identified cost $330,828,114)		$387,651,203

Taxable Municipal Securities — 1.2%

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,185,320

Total Taxable Municipal Securities — 1.2% (identified cost $4,000,000)		$4,185,320

Corporate Bonds & Notes — 0.6%

Hospital — 0.6%
Dignity Health, 5.267%, 11/1/64	$1,725	$1,880,155

Total Corporate Bonds & Notes — 0.6% (identified cost $1,725,000)		$1,880,155

Total Investments — 113.1% (identified cost $336,553,114)		$393,716,678

Other Assets, Less Liabilities — (13.1)%		$(45,493,875)

Net Assets — 100.0%		$348,222,803

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2014, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	15.9%
California	12.7%
Others, representing less than 10% individually	71.4%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,686,625.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $13,115,035 or 3.8% of the Trust’s net assets.

The Trust did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$286,831,192

Gross unrealized appreciation	$58,565,486
Gross unrealized depreciation	—

Net unrealized appreciation	$58,565,486

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$387,651,203	$—	$387,651,203
Taxable Municipal Securities	—	4,185,320	—	4,185,320
Corporate Bonds & Notes	—	1,880,155	—	1,880,155
Total Investments	$—	$393,716,678	$—	$393,716,678

The Trust held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015